Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2005 Portfolio	Apr. 29, 2024
VIP Investor Freedom 2005 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.92%
Past 5 years	4.48%
Past 10 years	3.86%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFR
Average Annual Return:
Past 1 year	8.44%
Past 5 years	4.09%
Past 10 years	3.82%